Subsequent Events (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Options acquire shares (in Shares) | shares	8,883,228
Aggregate shares of preferred stock	$ 8,000,000
Working capital	$ 5,700,000
Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares	$ 10
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Cash	$ 440,000,000
Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Newly issued shares (in Shares) | shares	28,164,811
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.0001
Cash	$ 14,500,000
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Options acquire shares (in Shares) | shares	5,901,846